Segment Information (Tables)	6 Months Ended
Jun. 30, 2015
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP, which is the most directly comparable measure included in our condensed consolidated statements of operations, for the three and six months ended June 30, 2015 and 2014 is provided below.

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	(in millions)		(in millions)
Operating profit	$467	$736	$751	$1,202
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(22)	(30)	(34)	(42)
Interest expenses of Industrial Activities, net of interest income and eliminations	(117)	(158)	(223)	(299)
Other, net	(93)	(63)	(168)	(157)
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$235	$485	$326	$704

Summary of Operating Segment Information

A summary of additional reportable segment information for the three and six months ended June 30, 2015 and 2014 is as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	(in millions)		(in millions)
Revenues:
Agricultural Equipment	$3,035	$4,436	$5,612	$8,142
Construction Equipment	740	931	1,342	1,705
Commercial Vehicles	2,470	2,704	4,507	5,012
Powertrain	947	1,250	1,848	2,451
Eliminations and other	(558)	(757)	(1,050)	(1,533)
Net sales of Industrial Activities	6,634	8,564	12,259	15,777
Financial Services	423	468	836	908
Eliminations and other	(99)	(121)	(177)	(234)
Total Revenues	$6,958	$8,911	$12,918	$16,451

Operating Profit [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	(in millions)		(in millions)
Agricultural Equipment	$263	$632	$467	$1,096
Construction Equipment	35	28	35	31
Commercial Vehicles	67	(21)	68	(91)
Powertrain	53	64	89	98
Eliminations and other	(17)	(25)	(35)	(44)
Total Operating profit of Industrial Activities	$401	$678	$624	$1,090
Financial Services	140	152	269	286
Eliminations and other	(74)	(94)	(142)	(174)
Operating profit	$467	$736	$751	$1,202